Earnings per share	12 Months Ended
Mar. 31, 2024
Earnings Per Share [Abstract]
Earnings per share
11. Earnings per share:
Basic and diluted earnings per share (“EPS”) are presented on the face of the consolidated statements of income. Basic EPS is calculated by dividing net income attributable to NHI shareholders by the weighted average number of the Company’s common stock outstanding during the year. The calculation of diluted EPS is similar to basic EPS, except that the weighted average number of the Company’s common stock is adjusted to reflect all dilutive instruments where the Company’s common stock is potentially deliverable during the year. In addition, net income attributable to NHI shareholders is adjusted for any change in income or loss that would result from the assumed conversion of dilutive instruments issued by subsidiaries and affiliates.

The following table presents a reconciliation of net income amounts and the numbers of NHI shares of common stock used in the calculation of net income attributable to NHI shareholders per share in order to calculate basic and diluted earnings per share amounts for the years ended March 31, 2022, 2023 and 2024.

	Millions of yen except per share data presented in yen
	Year ended March 31
	2022	2023	2024
Basic—
Net income attributable to NHI shareholders	¥142,996	¥92,786	¥165,863

Weighted average number of NHI shares outstanding	3,063,524,091	3,006,744,201	3,017,128,412

Net income attributable to NHI shareholders per share	¥46.68	¥30.86	¥54.97

Diluted—
Net income attributable to NHI shareholders	¥142,861	¥92,606	¥165,701

Weighted average number of NHI shares outstanding	3,158,708,013	3,114,313,612	3,144,540,974

Net income attributable to NHI shareholders per share	¥45.23	¥29.74	¥52.69

Net income attributable to NHI shareholders was adjusted to reflect the decline in Nomura’s equity share of earnings of subsidiaries and affiliates for the years ended March 31, 2022, 2023 and 2024 arising from options to purchase common stock issued by subsidiaries and affiliates.
The weighted average number of shares used in the calculation of diluted EPS reflects the potential issuance of the Company’s common stock arising from stock-based compensation plans which grant Stock Acquisition Rights and Restricted Stock Units (“RSUs”) by the Company and affiliates, which would have minimal impact on EPS for the years ended March 31, 2022, 2023 and 2024.
Antidilutive stock options and other stock-based compensation plans to purchase 9,716,800, 7,147,000 and 1,805,200 of the Company’s common s tock
were not included in the computation of diluted EPS for the years ended March 31, 2022, 2023 and 2024, respectively.
Subsequent
Events
On May 16, 2024, the Company adopted a resolution to grant RSUs and Performance Share Units (“PSUs”). See Note 13 “
Deferred compensation awards
” for further information.